Contingencies, Commitments, and Responsibilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of Bank and Its Subsidiaries are Contractually Obliged to Grant Loans

The following table contains the amounts for which the Bank and its subsidiaries are contractually obliged to grant loans together with the relevant allowances for loan losses:

	As of December 31,
	2022	2021
	MCh$	MCh$
Collateral and guarantees	603,177	552,340
Confirmed foreign letters of credit	153,764	284,259
Letters of credit issued	8,950	10,472
Documented guarantees	1,954,387	1,800,785
Available on demand credit lines	4,757,552	4,496,446
Other credit commitments	601,476	715,621
Totals	8,079,306	7,859,923

Schedule of Responsibilities Arising From the Regular Course of Business

The Bank and its subsidiaries have the following responsibilities arising from its regular course of business:

	As of December 31,
	2022	2021
	MCh$	MCh$
Third-party transactions
Debt Collections	16,387	18,270
Transferred financial assets managed by the Bank	1,126,576	1,122,204
Third-party resources managed by the Bank and its subsidiaries	480,718	—
Subtotal	1,623,681	1,140,474
Custody of securities
Safeguarded securities held by the Bank and its affiliates	5,122,461	3,818,287
Safeguarded securities deposited in another entity	287,000	245,863
Securities issued by the Bank itself	100,506	100,106
Subtotal	5,509,967	4,164,256
Totals	7,133,648	5,304,730

Schedule of Insurance Policies Held

Entity	From	To	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A	4-15-2022	4-14-2023 (1)	60,000 and 500	Itaú Corredores de Seguro S.A

Schedule of Performance Bond

Entity	From	To	Amount (UF)	Beneficiary
Mapfre Compañía de Seguros S.A	4-22-2022	4-22-2024	16,000	Bolsa Electrónica de Chile
Mapfre Compañía de Seguros S.A	4-22-2022	4-22-2024	4,000	Bolsa de Comercio de Santiago

Schedule of Comprehensive Insurance Policy

In addition, the Company has contracted a comprehensive insurance policy to provide for possible situations of operational fidelity. The detail of the comprehensive insurance policy is as follows:

Entity	From	To	Amount (UF)	Beneficiary
Orion Seguros Generales S.A.	06-30-2022	06-30-2023	5,000 and 10,000	Bolsa Electrónica de Chile

Schedule of Guarantee Slips and Beneficiaries

Entity	From	To	Amount (UF)	Beneficiary
Banco Bice	12-30-2021	12-29-2023	500	Corporación del fomento de la producción CORFO
Banco Bice	12-30-2021	12-29-2023	15,000	Corporación del fomento de la producción CORFO